Cover Page	Oct. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	NEXPOINT CAPITAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01074
Entity Tax Identification Number	38-3926499
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	934-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001588272